CHANGE IN FISCAL YEAR END (Tables)	9 Months Ended
Dec. 31, 2017
CHANGE IN FISCAL YEAR END
Schedule of unaudited consolidated income statement

	Nine months ended December 31,
	2016	2017
	RMB	RMB
Net revenues	435,436,426	490,059,099
Cost of revenues	218,885,233	259,049,753
Gross profit	216,551,193	231,009,346
Operating expenses	120,842,587	161,501,330

Income from operations	95,708,606	69,508,016
Other loss, net	(29,768,869)	(12,262,687)

Earnings before income taxes	65,939,737	57,245,329
Income tax expense	21,995,839	29,408,249

Net income	43,943,898	27,837,080